Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments And Contingencies Disclosure [Abstract]
Rent expense under all operating leases	$ 1.9	$ 1.2	$ 2.9	$ 1.8	$ 1.5
Accrued Liabilities [Member]
Commitments And Contingencies Disclosure [Abstract]
Deferred rent balance			$ 1.4	$ 0.2